Basis of Presentation of the Consolidated Financial Statements - (Table)	12 Months Ended
Dec. 31, 2018
Statement Of Compliance And Basis Of Presentation [Abstract]
Schedule of entities in which the Group has the ability to exercise control

			Functional	% Ownership as of 12-31-2018			% Ownership as of 12-31-2017
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total

Foreign	Enel Distribución Río S.A. (formerly Ampla Energía E Serviços S.A.)	Brazil	Real	0.00%	99.73%	99.73%	0.00%	99.64%	99.64%
Foreign	EGP Cachoeira Dourada S.A.	Brazil	Real	0.00%	99.75%	99.75%	0.00%	99.75%	99.75%
Foreign	Enel Generación Fortaleza S.A.	Brazil	Real	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%
Foreign	Enel Cien S.A. (formerly named Cien S.A.)	Brazil	Real	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%
Foreign	Enel Distribución Ceará S.A.	Brazil	Real	0.00%	74.05%	74.05%	0.00%	74.05%	74.05%
Foreign	Enel Brasil S.A.	Brazil	Real	100.00%	0.00%	100.00%	97.67%	2.33%	100.00%
Foreign	Enel X Brasil S.A	Brazil	Real	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%
Foreign	Enel Distribución Goias S.A	Brazil	Real	0.00%	99.93%	99.93%	0.00%	99.93%	99.93%
Foreign	Enel Distribución Sao Paulo S.A	Brazil	Real	0.00%	95.88%	95.88%	0.00%	0.00%	0.00%
Foreign	Enel Green Power Volta Grande	Brazil	Real	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%
Foreign	Ingendesa do Brasil Ltda.	Brazil	Real	1.00%	0.00%	1.00%	1.00%	0.00%	1.00%
Foreign	Enel Brasil Investimento Sudeste S.A	Brazil	Real	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Foreign	Central Generadora Fotovoltaica Sao Francisco Ltda.	Brazil	Real	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Foreign	Nuxer Trading S.A	Uruguay	US Dollar	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Foreign	Central Dock Sud, S.A.	Argentina	Argentine peso	0.00%	70.24%	70.24%	0.00%	70.24%	70.24%
Foreign	Compañía de Transmisión del Mercosur S.A.	Argentina	Argentine peso	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%
Foreign	Distrilec Inversora S.A.	Argentina	Argentine peso	51.50%	0.00%	51.50%	51.50%	0.00%	51.50%
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Argentine peso	0.00%	99.45%	99.45%	0.00%	99.45%	99.45%
Foreign	Enel Argentina S.A. (formerly named Endesa Argentina S.A.)	Argentina	Argentine peso	99.92%	0.00%	99.92%	99.88%	0.00%	100.00%
Foreign	Enel Trading Argentina S.R.L.	Argentina	Argentine peso	55.00%	45.00%	100.00%	55.00%	45.00%	100.00%
Foreign	Enel Generación Costanera S.A.	Argentina	Argentine peso	0.00%	75.68%	75.68%	0.00%	75.68%	75.68%
Foreign	Enel Generación El Chocón S.A. (formerly named Hidroeléctrica El Chocón S.A.)	Argentina	Argentine peso	0.00%	67.67%	67.67%	0.00%	67.67%	67.67%
Foreign	Hidroinvest S.A.	Argentina	Argentine peso	41.94%	54.76%	96.70%	41.94%	54.76%	96.09%
Foreign	Inversora Dock Sud, S.A.	Argentina	Argentine peso	57.14%	0.00%	57.14%	57.14%	0.00%	57.14%
Foreign	Transportadora de Energía S.A.	Argentina	Argentine peso	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%
Foreign	Compañía Distribuidora y Comercializadora de Energía S.A. (3)	Colombia	Colombian peso	48.30%	0.00%	48.30%	48.30%	0.00%	48.41%
Foreign	Emgesa S.A. E.S.P.	Colombia	Colombian peso	48.48%	0.00%	48.48%	48.48%	0.00%	48.48%
Foreign	Inversora Codensa S.A.S.	Colombia	Colombian peso	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%
Foreign	Sociedad Portuaria Central Cartagena S.A.	Colombia	Colombian peso	0.00%	99.85%	99.85%	0.00%	99.85%	99.85%
Foreign	Enel X Colombia S.A.S	Colombia	Colombian peso	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%
Foreign	Enel Peru S.A.C.	Peru	Peruvian Soles	100.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Foreign	Chinango S.A.C.	Peru	Peruvian Soles	0.00%	80.00%	80.00%	0.00%	80.00%	80.00%
Foreign	Enel Generación Perú	Peru	Peruvian Soles	0.00%	83.60%	83.60%	0.00%	83.60%	83.60%
Foreign	Enel Distribución Perú S.A.	Peru	Peruvian Soles	0.00%	83.15%	83.15%	0.00%	83.18%	83.18%
Foreign	Enel Generación Piura.	Peru	Peruvian Soles	0.00%	96.50%	96.50%	0.00%	96.50%	96.50%
Foreign	Compañía Energetica Veracruz S.A.C	Peru	Peruvian Soles	0.00%	100.00%	100.00%	0.00%	100.00%	100.00%

Schedule of companies that qualify as associates

		Functional	% Ownership as of 12-31-2018			% Ownership as of 12-31-2017
Taxpayer ID No.	Company	Currency	Direct	Indirect	Total	Direct	Indirect	Total

Foreign	Sacme S.A.	U.S. dollar	0.00%	50.00%	50.00%	0.00%	50.00%	50.00%
Foreign	Yacylec S.A.	Argentine peso	22.22%	0.00%	22.22%	22.22%	0.00%	22.22%
Foreign	Central Termica Manuel Belgrano	Argentine peso	0.00%	25.60%	25.60%	0.00%	25.60%	25.60%
Foreign	Central Térmica San Martin	Argentine peso	0.00%	25.60%	25.60%	0.00%	25.60%	25.60%
Foreign	Central Vuelta Obligado S.A.	Argentine peso	0.00%	40.90%	40.90%	0.00%	40.90%	40.90%